INCOME TAXES - (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Federal
Income tax benefit	$ 0	$ 0	$ 0	$ 0
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%